STRATEGIC AGREEMENTS	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Organization, Consolidation and Presentation of Financial Statements [Abstract]
STRATEGIC AGREEMENTS

NOTE 3 — STRATEGIC AGREEMENTS

Agreements with Tay Therapeutics

Evaluation and Option Agreement

In April 2021, the Company entered into an Evaluation and Option Agreement (the “Option Agreement”) with Tay. Pursuant to the Option Agreement, Tay granted the Company an exclusive option to obtain certain exclusive worldwide rights to research, develop and commercialize products containing Tay’s BET inhibitor compounds for the treatment of any disease, disorder or condition in humans. Pursuant to the Option Agreement, the Company agreed to use commercially reasonable efforts to stabilize, develop and manufacture a product with a pan-BD BET inhibitor as its active ingredient and Tay agreed to provide a mutually agreed data package and select new chemical entity development candidate from its highly selective BET inhibitor compounds (the “Oral BETi Compounds”). The Company paid a $1.0 million non-refundable cash payment to Tay upon execution of the Option Agreement, 50% of which was to be used by Tay in the development of the Oral BETi Compounds.

Under the terms of the Option Agreement, the Company’s option (the “Oral Option”) with respect to the Oral BETi Compounds was to expire on June 30, 2022 (the “Option Term”), but in June 2022, the Company and Tay entered into a Letter Agreement (the “Letter Agreement”) to extend the Option Term to February 28, 2023. In February 2023, the parties entered into an additional Letter Agreement (the “Second Letter Agreement”) pursuant to which the Option Term was further extended to April 30, 2023. The Company exercised the Oral Option for VYN202 on April 28, 2023.

License for Locally Administered Pan-BD BET Inhibitor Program (Repibresib)

On August 6, 2021, the Company exercised its option with respect to the repibresib program and, on August 9, 2021, the parties entered into a License Agreement (the “Repibresib License Agreement”) granting the Company a worldwide, exclusive license that is sublicensable through multiple tiers to exploit certain of Tay’s pan-BD BET inhibitor compounds in all fields. The Company has the sole responsibility for development, regulatory, marketing and commercialization activities to be conducted for the licensed products at its sole cost and discretion. The Company is required to use commercially reasonable efforts to develop and, if approved, commercialize such products. Pursuant to the Repibresib License Agreement, a joint development committee consisting of one representative from each party reviews the progress of the development plan for the licensed products. Pursuant to the Repibresib License Agreement, the Company may develop a product that contains or incorporates a specific BET inhibitor, whether alone or in combination with other active ingredients, in any form, formulation, presentation, or dosage, and for any mode of administration.

The Company made a $0.5 million cash payment to Tay in connection with entering into the Repibresib License Agreement. Pursuant to the Repibresib License Agreement, the Company has agreed to make cash payments to Tay of up to $15.75 million upon the achievement of specified clinical development and regulatory approval milestones with respect to each licensed topical product in the United States for all indications, of which $1.8 million has been paid through March 31, 2026. Tay is entitled to additional milestone payments upon the achievement of regulatory approvals in certain non-U.S. jurisdictions. In addition, with respect to any products the Company commercializes under the Repibresib License Agreement, the Company will pay tiered royalties to Tay on net sales of such licensed products by the Company, its affiliates, or sublicensees, of 5%, 7.5% and 10% based on tiered annual net sales bands subject to specified reductions. The Company is obligated to pay royalties until the latest of (1) the tenth anniversary of the first commercial sale of the relevant licensed product, (2) the expiration of the last valid claim of the licensed patent rights covering such licensed product in such country and (3) the expiration of regulatory exclusivity for the relevant licensed product in the relevant country, on a licensed product-by-licensed product and country-by-country basis.

Pursuant to the Repibresib License Agreement, VYNE was granted a sublicense under certain intellectual property which was licensed to Tay by the University of Dundee (“Dundee”) pursuant to a certain license agreement between Tay and Dundee effective as of July 24, 2020 and amended and restated on October 8, 2021 (the “Head License”). On February 13, 2025, Tay and Dundee entered into an agreement for the termination of the Head License and assignment of such intellectual property from Dundee to Tay. Upon termination of the Head License, the Repibresib License Agreement was accordingly amended to reflect the assignment of the intellectual property to Tay upon its payment in full to Dundee. The amendment does not change any of Tay’s or VYNE’s rights or obligations under the Repibresib License Agreement, except that any references to the Head License were removed and any obligations owed by VYNE to Dundee with respect to repibresib are now owed to Tay.

License for Selective BET Inhibitor Program (VYN202)

On April 28, 2023, the Company exercised the Oral Option and entered into a license agreement (the “VYN202 License Agreement”) with Tay granting the Company a worldwide, exclusive license that is sublicensable through multiple tiers to exploit certain of Tay’s Oral BETi Compounds in all fields. The Company has the sole responsibility for development, regulatory, marketing and commercialization activities to be conducted for the licensed products at the sole cost and discretion of the Company, and shall use commercially reasonable efforts to develop and, if approved, commercialize such products. VYNE may sublicense its rights to a third party without Tay’s consent. Pursuant to the License Agreement, a joint development committee consisting of one representative from each party reviews the progress of the development plan for the licensed products.

The Company made a cash payment of $3.75 million, after deducting the $250,000 paid in February 2023, to Tay in connection with entering into the VYN202 License Agreement. This payment was recorded as a research and development expense in the period paid. Pursuant to the terms of the VYN202 License Agreement, the Company agreed to make cash payments to Tay of up to $43.75 million upon the achievement of specified clinical development and regulatory approval milestones with respect to each licensed oral product in the United States for all indications, of which $2.3 million has been paid through March 31, 2026. In August 2025, the Company paid Tay $1,000,000 in partial satisfaction of the “Phase 2 Milestone” under the VYN202 License Agreement for the initiation of the Phase 1b trial in psoriasis. The VYN202 License Agreement was also amended in August 2025 to provide that upon initiation of a new clinical trial in a target patient population involving VYN202 for oral administration with an efficacy endpoint, regardless of the trial’s phase designation or regulatory classification, the Company shall pay Tay the remaining $4,000,000 amount under the “Phase 2 Milestone.” All other terms of the VYN202 License Agreement were unchanged.

Tay is entitled to additional milestone payments upon the achievement of regulatory approvals in certain non-U.S. jurisdictions. In addition, with respect to any products the Company commercializes under the VYN202 License Agreement, the Company will pay tiered royalties to Tay on net sales of such licensed products by the Company, its affiliates, or sublicensees, of 5%, 7.5% and 10% based on tiered annual net sales bands subject to specified reductions. The Company is obligated to pay royalties until the latest of (1) the tenth anniversary of the first commercial sale of the relevant licensed product, (2) the expiration of the last valid claim of the licensed patent rights covering such licensed product in such country and (3) the expiration of regulatory exclusivity for the relevant licensed product in the relevant country, on a licensed product-by-licensed product and country-by-country basis.

Sale of the MST Franchise

On January 12, 2022, the Company entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Journey pursuant to which the Company sold its MST Franchise to Journey. The assets included certain contracts, including the license agreement with Cutia Therapeutics (HK) Limited (“Cutia”), inventory and intellectual property related to the MST Franchise (together, the “Assets”). Pursuant to the Agreement, Journey assumed certain liabilities of the MST Franchise. There were no current or long-term liabilities recorded by the Company which were transferred to Journey.

Pursuant to the Purchase Agreement, the Company received an upfront payment of $20.0 million at the closing of the sale of the MST franchise and received an additional $5.0 million deferred payment in January 2023. The Company is also eligible to receive sales milestone payments of up to $450.0 million in the aggregate upon the achievement of specified levels of net sales on a product-by-product basis, beginning with annual net sales exceeding $100.0 million (with products covered in three categories (1) AMZEEQ (and certain modifications), (2) ZILXI (and certain modifications), and (3) FCD105 and other products covered by the patents being transferred, including certain modifications). In addition, the Company is entitled to receive certain payments from any licensing or sublicensing of the assets by Journey outside of the United States.

NOTE 3 — STRATEGIC AGREEMENTS

Agreements with Tay Therapeutics

Evaluation and Option Agreement

In April 2021, the Company entered into an Evaluation and Option Agreement (the “Option Agreement”) with Tay. Pursuant to the Option Agreement, Tay granted the Company an exclusive option to obtain certain exclusive worldwide rights to research, develop and commercialize products containing Tay’s BET inhibitor compounds for the treatment of any disease, disorder or condition in humans. Pursuant to the Option Agreement, the Company agreed to use commercially reasonable efforts to stabilize, develop and manufacture a product with a pan-BD BET inhibitor as its active ingredient and Tay agreed to provide a mutually agreed data package and select new chemical entity development candidate from its highly selective BET inhibitor compounds (the “Oral BETi Compounds”). The Company paid a $1.0 million non-refundable cash payment to Tay upon execution of the Option Agreement, 50% of which was to be used by Tay in the development of the Oral BETi Compounds.

Under the terms of the Option Agreement, the Company’s option (the “Oral Option”) with respect to the Oral BETi Compounds was to expire on June 30, 2022 (the “Option Term”), but in June 2022, the Company and Tay entered into a Letter Agreement (the “Letter Agreement”) to extend the Option Term to February 28, 2023. In February 2023, the parties entered into an additional Letter Agreement (the “Second Letter Agreement”) pursuant to which the Option Term was further extended to April 30, 2023. The Company exercised the Oral Option for VYN202 on April 28, 2023.

License for Locally Administered Pan-BD BET Inhibitor Program (Repibresib)

On August 6, 2021, the Company exercised its option with respect to the repibresib program and, on August 9, 2021, the parties entered into a License Agreement (the “Repibresib License Agreement”) granting the Company a worldwide, exclusive license that is sublicensable through multiple tiers to exploit certain of Tay’s pan-BD BET inhibitor compounds in all fields. The Company has the sole responsibility for development, regulatory, marketing and commercialization activities to be conducted for the licensed products at its sole cost and discretion. The Company is required to use commercially reasonable efforts to develop and, if approved, commercialize such products. Pursuant to the Repibresib License Agreement, a joint development committee consisting of one representative from each party reviews the progress of the development plan for the licensed products. Pursuant to the Repibresib License Agreement, the Company may develop a product that contains or incorporates a specific BET inhibitor, whether alone or in combination with other active ingredients, in any form, formulation, presentation, or dosage, and for any mode of administration.

The Company made a $0.5 million cash payment to Tay in connection with entering into the Repibresib License Agreement. Pursuant to the Repibresib License Agreement, the Company has agreed to make cash payments to Tay of up to $15.75 million upon the achievement of specified clinical development and regulatory approval milestones with respect to each licensed topical product in the United States for all indications, of which $1.8 million has been paid or accrued through December 31, 2025. Tay is entitled to additional milestone payments upon the achievement of regulatory approvals in certain non-U.S. jurisdictions. In addition, with respect to any products the Company commercializes under the Repibresib License Agreement, the Company will pay tiered royalties to Tay on net sales of such licensed products by the Company, its affiliates, or sublicensees, of 5%, 7.5% and 10% based on tiered annual net sales bands subject to specified reductions. The Company is obligated to pay royalties until the latest of (1) the tenth anniversary of the first commercial sale of the relevant licensed product, (2) the expiration of the last valid claim of the licensed patent rights covering such licensed product in such country and (3) the expiration of regulatory exclusivity for the relevant licensed product in the relevant country, on a licensed product-by-licensed product and country-by-country basis.

Pursuant to the Repibresib License Agreement, VYNE was granted a sublicense under certain intellectual property which was licensed to Tay by the University of Dundee (“Dundee”) pursuant to a certain license agreement between Tay and Dundee effective as of July 24, 2020 and amended and restated on October 8, 2021 (the “Head License”). On February 13, 2025, Tay and Dundee entered into an agreement for the termination of the Head License and assignment of such intellectual property from Dundee to Tay. Upon termination of the Head License, the Repibresib License Agreement was accordingly amended to reflect the assignment of the intellectual property to Tay upon its payment in full to Dundee. The amendment does not change any of Tay’s or VYNE’s rights or obligations under the Repibresib License Agreement, except that any references to the Head License were removed and any obligations owed by VYNE to Dundee with respect to repibresib are now owed to Tay.

License for Selective BET Inhibitor Program (VYN202)

On April 28, 2023, the Company exercised the Oral Option and entered into a license agreement (the “VYN202 License Agreement”) with Tay granting the Company a worldwide, exclusive license that is sublicensable through multiple tiers to exploit certain of Tay’s Oral BETi Compounds in all fields. The Company has the sole responsibility for development, regulatory, marketing and commercialization activities to be conducted for the licensed products at the sole cost and discretion of the Company, and shall use commercially reasonable efforts to develop and, if approved, commercialize such products. VYNE may sublicense its rights to a third party without Tay’s consent. Pursuant to the License Agreement, a joint development committee consisting of one representative from each party reviews the progress of the development plan for the licensed products.

The Company made a cash payment of $3.75 million, after deducting the $0.25 million paid in February 2023, to Tay in connection with entering into the VYN202 License Agreement. This payment was recorded as a research and development expense in the period paid. Pursuant to the terms of the VYN202 License Agreement, the Company agreed to make cash payments to Tay of up to $43.75 million upon the achievement of specified clinical development and regulatory approval milestones with respect to each licensed oral product in the United States for all indications, of which $2.3 million has been paid or accrued through December 31, 2025. In August 2025, the Company paid Tay $1.0 million in partial satisfaction of the “Phase 2 Milestone” under the VYN202 License Agreement for the initiation of the Phase 1b trial in psoriasis. The VYN202 License Agreement was also amended in August 2025 to provide that upon initiation of a new clinical trial in a target patient population involving VYN202 for oral administration with an efficacy endpoint, regardless of the trial’s phase designation or regulatory classification, the Company shall pay Tay the remaining $4.0 million amount under the “Phase 2 Milestone.” All other terms of the VYN202 License Agreement were unchanged.

Tay is entitled to additional milestone payments upon the achievement of regulatory approvals in certain non-U.S. jurisdictions. In addition, with respect to any products the Company commercializes under the VYN202 License Agreement, the Company will pay tiered royalties to Tay on net sales of such licensed products by the Company, its affiliates, or sublicensees, of 5%, 7.5% and 10% based on tiered annual net sales bands subject to specified reductions. The Company is obligated to pay royalties until the latest of (1) the tenth anniversary of the first commercial sale of the relevant licensed product, (2) the expiration of the last valid claim of the licensed patent rights covering such licensed product in such country and (3) the expiration of regulatory exclusivity for the relevant licensed product in the relevant country, on a licensed product-by-licensed product and country-by-country basis.

Sale of the MST Franchise

On January 12, 2022, VYNE entered into an Asset Purchase Agreement (the “Purchase Agreement”) with Journey pursuant to which the Company sold its MST Franchise to Journey. The assets included certain contracts, including the license agreement with Cutia Therapeutics (HK) Limited (“Cutia”), inventory and intellectual property related to the MST Franchise (together, the “Assets”). Pursuant to the Agreement, Journey assumed certain liabilities of the MST Franchise. There were no current or long-term liabilities recorded by the Company which were transferred to Journey.

Pursuant to the Purchase Agreement, the Company received an upfront payment of $20.0 million at the closing of the sale of the MST franchise and received an additional $5.0 million deferred payment in January 2023. The Company is also eligible to receive sales milestone payments of up to $450.0 million in the aggregate upon the achievement of specified levels of net sales on a product-by-product basis, beginning with annual net sales exceeding $100.0 million (with products covered in three categories (1) AMZEEQ (and certain modifications), (2) ZILXI (and certain modifications), and (3) FCD105 and other products covered by the patents being transferred, including certain modifications). In addition, the Company is entitled to receive certain payments from any licensing or sublicensing of the assets by Journey outside of the United States.